Investment Objectives and Goals - Evercore Equity Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	EVERCORE EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Evercore Equity Fund (the “Fund”) is long-term growth of capital.